Investments in Joint Ventures and Associates - Additional information (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [Line Items]
Fair value of investment in quoted share held by the company	€ 2,992	€ 2,864
Spot rate of discounting liabilities cash flow	4.50%	4.20%
Percentage of stake	24.12%
20 year [member]
Disclosure of joint ventures [Line Items]
Basis points	0.30%	0.30%
20 year thereafter [member]
Disclosure of joint ventures [Line Items]
Basis points	0.20%	0.20%
Bottom of range [member]
Disclosure of joint ventures [Line Items]
Percentage of stake	24.12%
Top of range [member]
Disclosure of joint ventures [Line Items]
Percentage of stake	29.96%